Servicer's Certificate
for the Collection Period January 01, 2011 through February 28, 2011 for Payment Date of March 15, 2011
Toyota Auto Receivables 2011-A Owner Trust
Toyota Auto Finance Receivables, LLC
SELLER

SERVICER

Collection Period	59	30/360 Days	42
Interest Accrual Period	40	Actual/360 Days	40

	Initial Principal	Final	Beginning	Beginning	First Priority	Second Priority	Regular Principal	Ending	Ending
Class	Balance	Scheduled	Principal	Principal	Principal	Principal	Distribution	Principal	Principal
		Payment Date	Balance	Factor	Distribution Amount	Distribution Amount	Amount	Balance	Factor
A-1	$ 356,800,000.00	2/15/12	$ 356,800,000.00	1.0000000	$44,556,750.75	$ 34,022,000.00	$7,371,363.93	$ 270,849,885.32	0.7591084
A-2	$ 273,000,000.00	5/15/13	$ 273,000,000.00	1.0000000	$ 0.00	$ 0.00	$ 0.00	$ 273,000,000.00	1.0000000
A-3	$ 263,900,000.00	10/15/14	$ 263,900,000.00	1.0000000	$ 0.00	$ 0.00	$ 0.00	$ 263,900,000.00	1.0000000
A-4	$ 72,922,000.00	5/15/15	$ 72,922,000.00	1.0000000	$ 0.00	$ 0.00	$ 0.00	$ 72,922,000.00	1.0000000
B	$ 34,022,000.00	12/15/16	$ 34,022,000.00	1.0000000	$ 0.00	$ 0.00	$ 0.00	$ 34,022,000.00	1.0000000
Total	$ 1,000,644,000.00		$ 1,000,644,000.00		$44,556,750.75	$34,022,000.00	$7,371,363.93	$ 914,693,885.32	0.9141052

		Interest	Prior	Interest	Current	Total
Class	Interest Rate	Distributable	Interest	Distribution	Interest	Principal &
		Amount	Carryover	Amount	Carryover	Interest Distribution
A-1	0.29950%	$ 118,735.11	$ 0.00	$ 118,735.11	$ 0.00	$ 86,068,849.79
A-2	0.61000%	$ 194,285.00	$ 0.00	$ 194,285.00	$ 0.00	$ 194,285.00
A-3	0.98000%	$ 301,725.67	$ 0.00	$ 301,725.67	$ 0.00	$ 301,725.67
A-4	1.56000%	$ 132,718.04	$ 0.00	$ 132,718.04	$ 0.00	$ 132,718.04
B		$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Total		$ 747,463.82	$ 0.00	$ 747,463.82	$ 0.00	$ 86,697,578.50

Credit Enhancement

Reserve Account		Yield Supplement Overcollateralization Amount
Initial Deposit Amount	$ 2,501,611.96	Beginning Period Amount	$ 37,485,515.56
Specified Reserve Account Amount	$ 2,501,611.96	Increase/(Decrease)	$ (3,825,071.14)
Beginning Balance	$ 2,501,611.96	Ending Period Amount	$ 33,660,444.42
Withdrawals	$ 0.00
Amount Available for Deposit	$ 7,371,363.93	Overcollateralization
Amount Deposited to the Reserve Account	$ 0.00	Adjusted Pool Balance	$ 922,065,249.25
Reserve Account Balance Prior to Release	$ 2,501,611.96	Total Note Balance	$ 914,693,885.32
Reserve Account Required Amount	$ 2,501,611.96	Ending Overcollateralization Amount	$ 7,371,363.93
Reserve Account Release to Seller	$ 0.00	Overcollateralization Target Amount	$ 8,505,481.43
Ending Reserve Account Balance	$ 2,501,611.96

Servicer's Certificate
for the Collection Period January 01, 2011 through February 28, 2011 for Payment Date of March 15, 2011
Toyota Auto Receivables 2011-A Owner Trust
Toyota Auto Finance Receivables, LLC
SELLER

SERVICER

Collection Period	59	30/360 Days	42
Interest Accrual Period	40	Actual/360 Days	40

Liquidations of Charge-offs and Repossessions
			Amount
Liquidated Contracts	2	vehicles
Gross Principal of Liquidated Receivables			$ 33,285.43
Principal of Repurchased Contracts, previously charged-off			$ 0.00
Net Liquidation Proceeds Received During the Collection Period			$ (25,718.36)
Recoveries on Previously Liquidated Contracts			$ 0.00
Net Credit Losses for the Collection Period			$ 7,567.07

Cumulative Credit Losses for all Periods	2	vehicles	$ 7,567.07
Repossessed in Current Period	6	vehicles

Delinquent and Repossessed Contracts
	Percentage of Current Month Number of Contracts	Units	Percentage of Current Month Receivables Pool Balance	Balance
30-59 Days Delinquent	0.29%	218	0.30%	$ 2,876,018.72
60-89 Days Delinquent	0.02%	15	0.02%	$ 234,156.25
90-119 Days Delinquent	0.00%	0	0.00%	$ 0.00
120 or more Days Delinquent	0.00%	0	0.00%	$ 0.00
Total Delinquencies		233		$ 3,110,174.97
Repossessed Vehicle Inventory		6
* Included with Delinquencies Above

Pool Data

	Original	Prior Month	Current Month
Receivables Pool Balance	$ 1,038,130,389.12	$ 1,038,130,389.12	$ 955,725,693.67
Number of Contracts	77,857	77,857	75,561
Weighted Average APR	3.57%	3.57%	3.55%
Weighted Average Remaining Term (Months)	41.15	41.15	39.76

Servicer's Certificate
for the Collection Period January 01, 2011 through February 28, 2011 for Payment Date of March 15, 2011
Toyota Auto Receivables 2011-A Owner Trust
Toyota Auto Finance Receivables, LLC
SELLER

SERVICER
Collection Period	59	30/360 Days	42
Interest Accrual Period	40	Actual/360 Days	40

Collections
Principal Payments Received	$ 61,515,429.37
Prepayments in Full	$ 20,855,980.65
Interest Payments Received	$ 6,030,667.44
Aggregate Net Liquidation Proceeds	$ 25,718.36
Interest on Repurchased Contracts	$ 0.00
Total Collections	$ 88,427,795.82
Principal of Repurchased Contracts	$ 0.00
Principal of Repurchased Contracts, prev charged-off	$ 0.00
Adjustment on Repurchased Contracts	$ 0.00
Total Repurchased Amount	$ 0.00

Total Available Collections	$88,427,795.82

Distributions
	Calculated Amount	Amount Paid	Shortfall
Servicing Fee	$ 1,730,217.32	$ 1,730,217.32	$ 0.00
Interest - Class A-1 Notes	$ 118,735.11	$ 118,735.11	$ 0.00
Interest - Class A-2 Notes	$ 194,285.00	$ 194,285.00	$ 0.00
Interest - Class A-3 Notes	$ 301,725.67	$ 301,725.67	$ 0.00
Interest - Class A-4 Notes	$ 132,718.04	$ 132,718.04	$ 0.00
First Priority Principal Distribution Amount	$ 44,556,750.75	$ 44,556,750.75	$ 0.00
Interest - Class B Notes	$ 0.00	$ 0.00	$ 0.00
Second Priority Principal Distribution Amount	$ 34,022,000.00	$ 34,022,000.00	$ 0.00
Reserve Account Deposit	$ 0.00	$ 0.00	$ 0.00
Regular Principal Distribution Amount	$ 8,505,481.43	$ 7,371,363.93	$ 1,134,117.50
Excess Amounts to the Certificateholder	$ 0.00	$ 0.00	N/A

Noteholder Distributions

	Interest	Per $1000 of	Principal	Per $1000 of	Amount	Per $1000 of
	Distributed	Original Balance	Distributed	Original Balance	Distributed	Original Balance
Class A-1 Notes	$ 118,735.11	$ 0.33	$ 85,950,114.68	$ 240.89	$86,068,849.79	$ 241.22
Class A-2 Notes	$ 194,285.00	$ 0.71	$ 0.00	$ 0.00	$ 194,285.00	$ 0.71
Class A-3 Notes	$ 301,725.67	$ 1.14	$ 0.00	$ 0.00	$ 301,725.67	$ 1.14
Class A-4 Notes	$ 132,718.04	$ 1.82	$ 0.00	$ 0.00	$ 132,718.04	$ 1.82
Class B Notes	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

Servicer's Certificate
for the Collection Period January 01, 2011 through February 28, 2011 for Payment Date of March 15, 2011
Toyota Auto Receivables 2011-A Owner Trust
Toyota Auto Finance Receivables, LLC
SELLER

SERVICER

I hereby certify to the best of my knowledge that
the report provided is true and correct.

/s/ Wei Shi
Wei Shi
Vice President, Head of Treasury & Planning